Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

Contingencies

The Group’s significant unrecognized contractual commitments are as follows:

	December 31,	December 31,
	2025	2024
Acquisition of property, plant and equipment	$607,315	$48,842
Access to software license services	186,322	428,229
Other services	150,940	21,775
Total	$944,577	$498,846

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no material pending or threatened claims and litigation as of the issuance date of these consolidated financial statements.